Investment Objectives and Goals	Sep. 09, 2025
Invesco BulletShares 2030 High Yield Corporate Bond ETF | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF | Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2032 Corporate Bond ETF